July 31, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:

Merchants Bancshares, Inc.

Registration Statement on Form S-4

Filed July 31, 2015

File No. 333-______

Dear Sirs/Ladies:

This letter accompanies the filing today by Merchants Bancshares, Inc. (“Merchants”) of a registration statement on Form S-4, relating to the offer of Merchants’ securities in connection with the proposed merger of NUVO Bank & Trust Company (“NUVO”), a Massachusetts bank, with and into Merchants’ wholly-owned subsidiary, Merchants Bank, a Vermont bank. NUVO does not have a parent company and is not subject to the reporting requirements of the Securities Exchange Act.

Please be advised that the proxy statement/prospectus included in the registration statement does not include financial statements or related financial information for NUVO, in reliance on Section 2200.5 of the Division of Corporation Finance Financial Reporting Manual in that

•

NUVO is a non-reporting company;

•

The shareholders of Merchants are not voting on the transaction; and

•

NUVO, relative to Merchants, does not exceed the 20% test for significance under Section 3-05 of Regulation S-X.

If you have any questions regarding this filing, please contact our legal counsel, Denise J. Deschenes or Nicole B. Jacobson of Primmer Piper Eggleston & Cramer PC at (603) 444-4008 or (802) 864-0880, respectively.

Sincerely,

/s/ Michael R. Tuttle

Michael R. Tuttle

President and Chief Executive Officer

Cc:

Denise J. Deschenes, Esq., Primmer Piper Eggleston & Cramer PC

Nicole B. Jacobson, Esq., Primmer Piper Eggleston & Cramer PC

J.J. Cranmore, Esq., Cranmore, Fitzgerald & Meaney